Related parties transactions and balances - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Trade and other receivables	$ 373,026	$ 205,268
YPF Pampa Energa SA and Pan American Sur SA [Member]
Disclosure of transactions between related parties [line items]
Trade and other receivables	$ 4,741